Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Accounts Receivables

	2019	2018
Non-current
Accounts receivable	10,612	13,781
Allowance for doubtful accounts	(8,302)	(7,552)

Total	2,310	6,229

Current
Accounts receivable	2,737,716	2,967,451
Receivable with U.E.P.F.P.—Ferrosur Roca S.A.	—	204,665
Accounts receivable in litigation	54,854	30,445
Notes receivable	6,390	278
Foreign customers	17,558	4,997

Subtotal	2,816,518	3,207,836
Allowance for doubtful accounts	(64,474)	(31,769)

Total	2,752,044	3,176,067

Summary of Maturities of Accounts Receivable
The maturities of accounts receivable is as follows:

	2019	2018
To become due	1,688,683	2,613,653
Past due 0 to 30 days	829,119	403,789
31 to 60 days	94,386	74,451
61 to 90 days	42,100	50,885
More than 90 days	172,842	78,839

Total	2,827,130	3,221,617

Summary of Financial Assets That Are Either Past Due or Impaired
Age of receivables that are past due but not impaired is as follows:

	2019	2018
Past due 0 to 30 days	829,119	403,789
31 to 60 days	94,386	74,451
61 to 90 days	42,100	50,885
More than 90 days	100,066	39,518

Total	1,065,671	568,643

Average age (in days)	28	32
Age of impaired trade receivables is as follows:

	2019	2018
Past due
More than 90 days	72,776	39,321

Total	72,776	39,321

Summary of Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts were as follows:

Balances as of January 1, 2018	43,207
Increases	8,443
Effect of foreign currency exchange difference	1,423
Decreases (*)	(13,752)

Balances as of December 31, 2018	39,321

Effect of foreign currency exchange difference	47,848
Increases	(394)
Decreases (*)	(13,999)

Balances as of December 31, 2019	72,776

(*)	Corresponds to insolvency procedures of a client and the effect of the inflation adjustment.